Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Short-term marketable securities	[1]	$ 1,916	$ 4,352
Long-term marketable security - bond	[2]	129	105
Municipal bond [Member]
Debt Securities, Available-for-sale [Line Items]
Short-term marketable securities	[1]	1,346	3,325
Corporate bond [Member]
Debt Securities, Available-for-sale [Line Items]
Short-term marketable securities	[1]	$ 570	$ 1,027

[1]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company's investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.
[2]	As of December 31, 2019 and 2018, the Company held a long-term bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security is based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, "Fair Value Measurement").